Stockholders' Equity (Changes In Accumulated Other Comprehensive Income By Component) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																		3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2014 Changes In Benefit Plan Net Gain/(Loss) And Prior Service (Cost)/Credit [Member]		Mar. 31, 2013 Changes In Benefit Plan Net Gain/(Loss) And Prior Service (Cost)/Credit [Member]		Mar. 31, 2014 Foreign Currency Translation Adjustments[Member]		Mar. 31, 2013 Foreign Currency Translation Adjustments[Member]		Mar. 31, 2013 Unrealized Gains (Losses) On Available For Sale Securities [Member]		Mar. 31, 2014 Unrealized Gains (Losses) On Available For Sale Securities [Member]		Dec. 31, 2013 Unrealized Gains (Losses) On Available For Sale Securities [Member]		Mar. 31, 2014 Changes In Fair Values Of Derivatives Qualifying As Cash Flow Hedges [Member]		Mar. 31, 2013 Changes In Fair Values Of Derivatives Qualifying As Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (73.6)	[1]	$ (77.7)	[1]	$ (49.4)	[1]	$ (36.6)	[1]	$ (24.1)	[1]	$ (43.1)	[1]	$ (0.1)	[1]	$ (0.2)	[1]	$ (0.2)	[1]	$ 0.1	[1]	$ 2.1	[1]
AOCI activity before reclassification	(5.9)	[1]	(9.1)	[1]	(6.2)	[1]	(8.2)	[1]			(0.2)	[1]	(0.4)	[1]					0.3	[1]	(0.3)	[1]
Amounts reclassified from AOCI	3.5	[1]	3.5	[1]	1.9	[1]	3.2	[1]	1.6	[1]			0.3	[1]
Net current period AOCI	(2.4)	[1]	(5.6)	[1]	(4.3)	[1]	(5.0)	[1]	1.6	[1]	(0.2)	[1]	(0.1)	[1]					0.3	[1]	(0.3)	[1]
Balance	$ (76.0)	[1]	$ (83.3)	[1]	$ (53.7)	[1]	$ (41.6)	[1]	$ (22.5)	[1]	$ (43.3)	[1]	$ (0.2)	[1]	$ (0.2)	[1]	$ (0.2)	[1]	$ 0.4	[1]	$ 1.8	[1]

[1]	All amounts are net-of-tax.